Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 3,309,783	$ 2,560,870	$ 1,110,066
Restricted cash	2,260,000	2,260,000	2,260,000
Cash, cash equivalents, and restricted cash	$ 5,569,783	$ 4,820,870	$ 3,370,066